Future Aggregate Minimum Lease Payments Required Under Operating Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 504
2021	92
2022	1
2023	1
2024 and after	1
Total minimum lease payments	$ 599